Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		$ 5,487		$ 5,728
Provision for credit losses		3,431	[1]	1,382
Net write-offs		(2,452)		(1,726)
Other, including foreign currency adjustment		145		103
Provision for credit losses
Balance at end of year		6,611		5,487
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		5,348	[2]	5,626
Provision for credit losses
Balance at end of year		6,372	[3]	5,348	[2]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		31		37
Provision for credit losses
Balance at end of year		90		31
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		108		65
Provision for credit losses
Balance at end of year		149		108
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		899	[4]	802
Provision for credit losses		212	[1]	85
Net write-offs		(66)		(45)
Other, including foreign currency adjustment		39		57
Provision for credit losses
Remeasurement	[5]	202		69
Newly originated or purchased financial assets		35		34
Derecognition of financial assets and maturities		(25)		(18)
Gross write-offs		(97)		(73)
Recoveries		31		28
Foreign exchange and other movements	[6]	39		57
Balance at end of year	[4]	1,084		899
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		899
Provision for credit losses
Balance at end of year		1,084		899
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,137	[4]	2,341
Provision for credit losses		1,377	[1]	615
Net write-offs		(1,180)		(863)
Other, including foreign currency adjustment		80		44
Provision for credit losses
Remeasurement	[5]	1,264		471
Newly originated or purchased financial assets		376		338
Derecognition of financial assets and maturities		(263)		(194)
Gross write-offs		(1,417)		(1,116)
Recoveries		237		253
Foreign exchange and other movements	[6]	80		44
Balance at end of year	[4]	2,414		2,137
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,137
Provision for credit losses
Balance at end of year		2,414		2,137
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,083	[4]	1,211
Provision for credit losses		1,017	[1]	469
Net write-offs		(916)		(612)
Other, including foreign currency adjustment		53		15
Provision for credit losses
Remeasurement	[5]	967		414
Newly originated or purchased financial assets		188		146
Derecognition of financial assets and maturities		(138)		(91)
Gross write-offs		(1,113)		(791)
Recoveries		197		179
Foreign exchange and other movements	[6]	53		15
Balance at end of year	[4]	1,237		1,083
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,083
Provision for credit losses
Balance at end of year		1,237		1,083
Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		4,119	[4]	4,354
Provision for credit losses
Remeasurement	[5]	2,433		954
Newly originated or purchased financial assets		599		518
Derecognition of financial assets and maturities		(426)		(303)
Gross write-offs		(2,627)		(1,980)
Recoveries		465		460
Foreign exchange and other movements	[6]	172		116
Balance at end of year	[4]	4,735		4,119
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,368		1,374
Provision for credit losses		825	[1]	213
Net write-offs		(290)		(206)
Other, including foreign currency adjustment		(27)		(13)
Provision for credit losses
Remeasurement	[5]	767		187
Newly originated or purchased financial assets		467		310
Derecognition of financial assets and maturities		(472)		(374)
Changes in models and methodologies				87
Gross write-offs		(355)		(318)
Recoveries		65		112
Foreign exchange and other movements		(23)		(4)
Balance at end of period including off-balance sheet exposures	[4]	1,786		1,337
Less: Allowance for credits losses on off-balance sheet exposures	[4],[7]	149		108
Balance at end of year		1,876		1,368
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,337		1,337
Provision for credit losses
Balance at end of year				1,337
Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[4]	1,229
Provision for credit losses
Balance at end of year	[4]	1,637		1,229
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,229
Provision for credit losses
Balance at end of year		1,637		1,229
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[2]	1,553
Provision for credit losses
Balance at end of year		1,861	[3]	1,553	[2]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		197	[4]	152
Provision for credit losses
Remeasurement	[5]	(125)		(54)
Newly originated or purchased financial assets		35		34
Derecognition of financial assets and maturities		(9)		(5)
Transfer to (from)stage 1		183		65
Transfer to (from)stage 2		(35)		(9)
Foreign exchange and other movements	[6]	19		14
Balance at end of year	[4]	265		197
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		197
Provision for credit losses
Balance at end of year		265		197
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		665	[4]	644
Provision for credit losses
Remeasurement	[5]	(727)		(579)
Newly originated or purchased financial assets		376		338
Derecognition of financial assets and maturities		(91)		(76)
Transfer to (from)stage 1		618		467
Transfer to (from)stage 2		(212)		(133)
Transfer to (from)stage 3		(10)		(5)
Foreign exchange and other movements	[6]	28		9
Balance at end of year	[4]	647		665
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		665
Provision for credit losses
Balance at end of year		647		665
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		436	[4]	352
Provision for credit losses
Remeasurement	[5]	(300)		(176)
Newly originated or purchased financial assets		188		146
Derecognition of financial assets and maturities		(65)		(51)
Transfer to (from)stage 1		273		240
Transfer to (from)stage 2		(140)		(77)
Foreign exchange and other movements	[6]	22		2
Balance at end of year	[4]	414		436
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		436
Provision for credit losses
Balance at end of year		414		436
Stage 1 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,298	[4]	1,148
Provision for credit losses
Remeasurement	[5]	(1,152)		(809)
Newly originated or purchased financial assets		599		518
Derecognition of financial assets and maturities		(165)		(132)
Transfer to (from)stage 1		1,074		772
Transfer to (from)stage 2		(387)		(219)
Transfer to (from)stage 3		(10)		(5)
Foreign exchange and other movements	[6]	69		25
Balance at end of year	[4]	1,326		1,298
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[5]	168		(79)
Newly originated or purchased financial assets		467		310
Derecognition of financial assets and maturities		(391)		(255)
Changes in models and methodologies				30
Transfer to (from)stage 1		108		118
Transfer to (from)stage 2		(52)		(27)
Foreign exchange and other movements		13		13
Balance at end of period including off-balance sheet exposures	[4]	635		322
Less: Allowance for credits losses on off-balance sheet exposures	[4],[7]	100		67
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		322		212
Provision for credit losses
Balance at end of year				322
Stage 1 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[4]	255
Provision for credit losses
Balance at end of year	[4]	535		255
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		255
Provision for credit losses
Balance at end of year		535		255
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[2]	2,160
Provision for credit losses
Balance at end of year		2,630	[3]	2,160	[2]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		296	[4]	276
Provision for credit losses
Remeasurement	[5]	74		43
Derecognition of financial assets and maturities		(16)		(13)
Transfer to (from)stage 1		(138)		(52)
Transfer to (from)stage 2		149		46
Transfer to (from)stage 3		(62)		(19)
Foreign exchange and other movements	[6]	18		15
Balance at end of year	[4]	321		296
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		296
Provision for credit losses
Balance at end of year		321		296
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		921	[4]	1,071
Provision for credit losses
Remeasurement	[5]	1,027		441
Derecognition of financial assets and maturities		(172)		(118)
Transfer to (from)stage 1		(603)		(457)
Transfer to (from)stage 2		297		192
Transfer to (from)stage 3		(392)		(221)
Foreign exchange and other movements	[6]	25		13
Balance at end of year	[4]	1,103		921
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		921
Provision for credit losses
Balance at end of year		1,103		921
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		647	[4]	859
Provision for credit losses
Remeasurement	[5]	614		141
Derecognition of financial assets and maturities		(73)		(40)
Transfer to (from)stage 1		(273)		(240)
Transfer to (from)stage 2		140		77
Transfer to (from)stage 3		(255)		(152)
Foreign exchange and other movements	[6]	23		2
Balance at end of year	[4]	823		647
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		647
Provision for credit losses
Balance at end of year		823		647
Stage 2 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,864	[4]	2,206
Provision for credit losses
Remeasurement	[5]	1,715		625
Derecognition of financial assets and maturities		(261)		(171)
Transfer to (from)stage 1		(1,014)		(749)
Transfer to (from)stage 2		586		315
Transfer to (from)stage 3		(709)		(392)
Foreign exchange and other movements	[6]	66		30
Balance at end of year	[4]	2,247		1,864
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[5]	172		(36)
Derecognition of financial assets and maturities		(50)		(89)
Changes in models and methodologies				57
Transfer to (from)stage 1		(108)		(118)
Transfer to (from)stage 2		63		29
Transfer to (from)stage 3		(8)		(8)
Foreign exchange and other movements		14		15
Balance at end of period including off-balance sheet exposures	[4]	403		320
Less: Allowance for credits losses on off-balance sheet exposures	[4],[7]	20		24
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		320		470
Provision for credit losses
Balance at end of year				320
Stage 2 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[4]	296
Provision for credit losses
Balance at end of year	[4]	383		296
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		296
Provision for credit losses
Balance at end of year		383		296
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[2]	1,635
Provision for credit losses
Balance at end of year		1,881	[3]	1,635	[2]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		406	[4]	374
Provision for credit losses
Remeasurement	[5]	253		80
Transfer to (from)stage 1		(45)		(13)
Transfer to (from)stage 2		(114)		(37)
Transfer to (from)stage 3		62		19
Gross write-offs		(97)		(73)
Recoveries		31		28
Foreign exchange and other movements	[6]	2		28
Balance at end of year	[4]	498		406
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		406
Provision for credit losses
Balance at end of year		498		406
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		551	[4]	626
Provision for credit losses
Remeasurement	[5]	964		609
Transfer to (from)stage 1		(15)		(10)
Transfer to (from)stage 2		(85)		(59)
Transfer to (from)stage 3		402		226
Gross write-offs		(1,417)		(1,116)
Recoveries		237		253
Foreign exchange and other movements	[6]	27		22
Balance at end of year	[4]	664		551
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		551
Provision for credit losses
Balance at end of year		664		551
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[5]	653		449
Transfer to (from)stage 3		255		152
Gross write-offs		(1,113)		(791)
Recoveries		197		179
Foreign exchange and other movements	[6]	8		11
Stage 3 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		957	[4]	1,000
Provision for credit losses
Remeasurement	[5]	1,870		1,138
Transfer to (from)stage 1		(60)		(23)
Transfer to (from)stage 2		(199)		(96)
Transfer to (from)stage 3		719		397
Gross write-offs		(2,627)		(1,980)
Recoveries		465		460
Foreign exchange and other movements	[6]	37		61
Balance at end of year	[4]	1,162		957
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[5]	427		302
Derecognition of financial assets and maturities		(31)		(30)
Transfer to (from)stage 2		(11)		(2)
Transfer to (from)stage 3		8		8
Gross write-offs		(355)		(318)
Recoveries		65		112
Foreign exchange and other movements		(50)		(32)
Balance at end of period including off-balance sheet exposures	[4]	748		695
Less: Allowance for credits losses on off-balance sheet exposures	[4],[7]	29		17
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		695		655
Provision for credit losses
Balance at end of year				695
Stage 3 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[4]	678
Provision for credit losses
Balance at end of year	[4]	719		678
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		678
Provision for credit losses
Balance at end of year		$ 719		$ 678

[1]	Excludes amounts associated with other assets of $(9). The provision for credit losses, net of these amounts, is $3,422.
[2]	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos which amounted to $151.
[3]	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos which amounted to $257.
[4]	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $378 (2022 – $274).
[5]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.
[6]	Divestitures are included in the foreign exchange and other movements.
[7]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.